Loans receivable (Details) - Loans receivable - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans receivable
Provision for expected credit losses	$ 0	$ (9,723)
Net loans receivable	1,784	27,976
Current portion	284	8,990
Loans receivable - long-term	1,500	18,986
Before provision for expected credit losses
Loans receivable
Net loans receivable	1,784	37,699
Convertible debenture - Gunnison | Before provision for expected credit losses
Loans receivable
Net loans receivable	1,784	1,638
Loan receivable - Elevation
Loans receivable
Net loans receivable		17,700
Loan receivable - Elevation | Before provision for expected credit losses
Loans receivable
Net loans receivable	0	17,731
Promissory and demand notes receivable - Elevation
Loans receivable
Net loans receivable		6,500
Promissory and demand notes receivable - Elevation | Before provision for expected credit losses
Loans receivable
Net loans receivable	0	6,490
Loan receivable - Nevada Copper | Before provision for expected credit losses
Loans receivable
Net loans receivable	$ 0	$ 11,840